Fair Value of Financial Instruments - Summary of Fair Value of the Financial Instruments that are Measured at Fair Value on a Recurring Basis (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Short-term investments(i) (Note 2(j))	¥ 1,262,129	¥ 2,833,763
Debt investments(ii) (Note 12)	1,626,131	1,338,822
Equity investments with readily determinable fair values(iii) (Note 12)	112,641	0
Long-term Debt, Fair Value	3,000,901	4,172,585
Liabilities
Derivative liabilities – forward exchange contract (Note 14)	0	48,605
Level I [Member]
Assets
Short-term investments(i) (Note 2(j))	0	0
Debt investments(ii) (Note 12)	0	0
Equity investments with readily determinable fair values(iii) (Note 12)	112,641	0
Long-term Debt, Fair Value	112,641	0
Liabilities
Derivative liabilities – forward exchange contract (Note 14)	0	0
Level II [Member]
Assets
Short-term investments(i) (Note 2(j))	1,262,129	2,833,763
Debt investments(ii) (Note 12)	0	0
Equity investments with readily determinable fair values(iii) (Note 12)	0	0
Long-term Debt, Fair Value	1,262,129	2,833,763
Liabilities
Derivative liabilities – forward exchange contract (Note 14)	0	48,605
Level III [Member]
Assets
Short-term investments(i) (Note 2(j))	0	0
Debt investments(ii) (Note 12)	1,626,131	1,338,822
Equity investments with readily determinable fair values(iii) (Note 12)	0	0
Long-term Debt, Fair Value	1,626,131	1,338,822
Liabilities
Derivative liabilities – forward exchange contract (Note 14)	¥ 0	¥ 0